Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenue
Deferred Revenue

18. Deferred Revenue

The following table includes a rollforward of the deferred revenue balance for each year presented:

	For the Year Ended December 31,
	2023	2024
Deferred revenue—at beginning of the year	1,150,832	2,337,761
Additions	124,123,223	142,727,719
Recognition	(122,936,294)	(142,948,460)
Deferred revenue—at end of the year	2,337,761	2,117,020
Including: Deferred revenue, current	1,525,543	1,396,489
Deferred revenue, non‑current	812,218	720,531

Deferred revenue represents contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from undelivered vehicles, uninstalled charging stalls and other performance obligations identified in the vehicle sales contracts.

As of December 31, 2023, the Group’s total deferred revenue was RMB2,337,761, of which RMB1,667,192 was recognized as revenues for the year ended December 31, 2024. Of the total deferred revenue balance as of December 31, 2024, RMB1,396,489 is expected to be recognized in the next 12 months. The remaining balance of RMB720,531 will be recognized at the time of transfer of control of the product and services or over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation.